Business Combination - Schedule of Preliminary Allocation of the Acquisition-Date Fair Value (Details) $ in Thousands	6 Months Ended
Jun. 30, 2026 USD ($)
Schedule of Preliminary Allocation of the Acquisition-Date Fair Value [Abstract]
Restricted cash	$ 6,527
Technology	4,062
Trademarks	1,248
Cash and cash equivalents	455
Prepaid expenses and other current assets	286
Crypto assets	71
Accounts receivable	66
Total assets acquired, excluding goodwill	12,715
Deferred income tax liability	(770)
Other current liabilities	(398)
Deferred revenue	(309)
Employee benefit obligation	(295)
Accounts payable	(5)
Total liabilities assumed	(1,777)
Net identifiable assets acquired	10,938
Goodwill	6,209
Aggregate acquisition-date fair value, including NCI	$ 17,147